Brown Advisory Mid-Cap Growth Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 3.1%
ROBLOX Corp. - Class A (a)	9,044	$1,252,775
Trade Desk, Inc. - Class A (a)	13,076	640,855
		1,893,630

Consumer Discretionary - 14.9%
Bright Horizons Family Solutions, Inc. (a)	6,544	710,482
Carvana Co. (a)	782	295,002
Chipotle Mexican Grill, Inc. (a)	21,584	845,877
Coupang, Inc. - Class A (a)	51,580	1,660,876
Domino's Pizza, Inc.	1,699	733,475
DoorDash, Inc. - Class A (a)	2,733	743,349
DraftKings, Inc. - Class A (a)	26,755	1,000,637
Hilton Worldwide Holdings, Inc.	7,242	1,878,864
Ross Stores, Inc.	7,749	1,180,870
		9,049,432

Consumer Staples - 0.8%
Casey's General Stores, Inc.	864	488,436

Energy - 4.6%
Cheniere Energy, Inc.	7,828	1,839,424
Oceaneering International, Inc. (a)	39,795	986,120
		2,825,544

Financials - 4.0%
Ares Management Corp.	7,068	1,130,102
Arthur J Gallagher & Co.	2,834	877,803
Tradeweb Markets, Inc. - Class A	3,909	433,821
		2,441,726

Health Care - 19.5%
Alnylam Pharmaceuticals, Inc. (a)	3,473	1,583,688
Bio-Techne Corp.	16,855	937,644
Bruker Corp.	26,214	851,693
Cardinal Health, Inc.	10,042	1,576,192
Dexcom, Inc. (a)	21,755	1,463,894
HealthEquity, Inc. (a)	7,673	727,170
Insulet Corp. (a)	3,370	1,040,420
Veeva Systems, Inc. - Class A (a)	5,089	1,516,064
West Pharmaceutical Services, Inc.	8,126	2,131,694
		11,828,459

Industrials - 20.8%
AAON, Inc.	10,802	1,009,339
Applied Industrial Technologies, Inc.	3,003	783,933
Carlisle Cos., Inc.	905	297,709
Cintas Corp.	1,990	408,467
Comfort Systems USA, Inc.	1,211	999,293
Copart, Inc. (a)	11,394	512,388
Equifax, Inc.	4,895	1,255,714
HEICO Corp. - Class A	5,988	1,521,491
Old Dominion Freight Line, Inc.	3,508	493,856
OPENLANE, Inc. (a)	38,747	1,115,139
Parsons Corp. (a)	2,042	169,323
SiteOne Landscape Supply, Inc. (a)	6,470	833,336
Verisk Analytics, Inc.	4,538	1,141,352
Vertiv Holdings Co. - Class A	4,722	712,361
Voyager Technologies, Inc. - Class A (a)	12,787	380,797
Waste Connections, Inc.	5,787	1,017,355
		12,651,853

Information Technology - 21.9%
Autodesk, Inc. (a)	1,962	623,268
CCC Intelligent Solutions Holdings, Inc. (a)	142,417	1,297,419
Cloudflare, Inc. - Class A (a)	3,013	646,560
Datadog, Inc. - Class A (a)	8,082	1,150,877
Dynatrace, Inc. (a)	15,027	728,058
Fair Isaac Corp. (a)	771	1,153,825
Gartner, Inc. (a)	1,248	328,062
HubSpot, Inc. (a)	2,797	1,308,437
Lattice Semiconductor Corp. (a)	9,958	730,120
Marvell Technology, Inc.	18,694	1,571,605
Monolithic Power Systems, Inc.	1,262	1,161,848
Netskope, Inc. - Class A (a)	8,239	187,272
Onestream, Inc. - Class A (a)	37,360	688,545
Pure Storage, Inc. - Class A (a)	4,603	385,777
Tyler Technologies, Inc. (a)	1,501	785,263
Workday, Inc. - Class A (a)	2,272	546,938
		13,293,874

Materials - 2.1%
Vulcan Materials Co.	4,181	1,286,159

Real Estate - 2.6%
CoStar Group, Inc. (a)	18,519	1,562,448

Utilities - 2.2%
Vistra Corp.	6,750	1,322,460
TOTAL COMMON STOCKS (Cost $43,892,743)		58,644,021

SHORT-TERM INVESTMENTS - 3.0%	Shares	Value
Money Market Funds – 3.0% First American Government Obligations Fund - Class Z, 4.01%(b)	1,805,855	1,805,855
TOTAL SHORT-TERM INVESTMENTS (Cost $1,805,855)		1,805,855

TOTAL INVESTMENTS - 99.5% (Cost $45,698,598)		60,449,876
Other Assets in Excess of Liabilities - 0.5%		294,380
TOTAL NET ASSETS - 100.0%		$60,744,256
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Brown Advisory Mid-Cap Growth Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$58,644,021	$–	$–	$58,644,021
Money Market Funds	1,805,855	–	–	1,805,855
Total Investments	$60,449,876	$–	$–	$60,449,876

Refer to the Schedule of Investments for further disaggregation of investment categories.